Revenue- Breakdown by segment (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Revenue breakdown
Revenue	¥ 509,711	$ 71,985	¥ 376,844	¥ 250,266
Customer management services
Revenue breakdown
Revenue	197,463		165,616	128,898
Logistics services
Revenue breakdown
Revenue	33,942		23,397	6,759
Core commerce
Revenue breakdown
Revenue	436,104		323,400	214,020
Core commerce | Logistics services | Cainiao Network
Revenue breakdown
Revenue	22,233		14,885	6,759
Core commerce | Local consumer services
Revenue breakdown
Revenue	25,440		18,058
Core commerce | Others
Revenue breakdown
Revenue	9,337		5,129	2,697
Core commerce | PRC | Retail
Revenue breakdown
Revenue	332,750		247,615	176,559
Core commerce | PRC | Retail | Customer management services
Revenue breakdown
Revenue	246,482		207,531	160,810
Core commerce | PRC | Retail | Others
Revenue breakdown
Revenue	86,268		40,084	15,749
Core commerce | PRC | Wholesale
Revenue breakdown
Revenue	12,427		9,988	7,164
Core commerce | International | Retail
Revenue breakdown
Revenue	24,323		19,558	14,216
Core commerce | International | Wholesale
Revenue breakdown
Revenue	9,594		8,167	6,625
Cloud computing
Revenue breakdown
Revenue	40,016		24,702	13,390
Digital media and entertainment
Revenue breakdown
Revenue	29,094		24,286	19,564
Innovation initiatives and others
Revenue breakdown
Revenue	¥ 4,497		¥ 4,456	¥ 3,292